Restatement of prior year comparatives, Impact on consolidated statement of comprehensive loss of fair value adjustments (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of restatement of prior year comparatives [Line Items]
Revenue		$ 182,607	$ 58,124	[1]	$ 17,095
Cost of sales		(119,029)	(38,733)	[1]	(6,266)
Gross profit		63,578	19,391	[1]	10,829
Research and development expenses		(27,618)	(15,827)	[1]	(10,703)
Selling, general and administrative expenses		(76,673)	(35,498)	[1]	(17,342)
Restructuring and acquisition costs		(1,017)	(13,038)	[1]	0
Share based payment expenses		(4,729)	(841)	[1]	(821)
Impairment charge		0	(4,670)	[1]	0
Operating loss before finance expense		(46,459)	(50,483)	[1]	(18,037)
Non-cash change in fair value of contingent consideration		(27,827)	(6,740)	[1]	(10,566)
Non-cash contingent value rights finance expense		(12,004)	(1,511)	[1]	0
Net finance expense - other		(19,569)	(4,759)	[1]	(1,841)
Loss on ordinary activities before taxation		(105,859)	(63,493)	[1]	(30,444)
Tax credit on loss on ordinary activities		1,332	495	[1]	(43)
Loss for the year attributable to the equity holders of the Company		(104,527)	(62,998)	[1]	(30,487)
Exchange translation differences which may be reclassified through profit or loss		(2,164)	755	[1]	(77)
Total other comprehensive (loss)/income		(2,164)	755	[1]	(77)
Total comprehensive loss for the year attributable to the equity holders of the Company		$ (106,691)	$ (62,243)	[1]	$ (30,564)
Loss per share [Abstract]
Loss per share - basic and diluted, attributable to ordinary equity holders of the parent (US$) (in dollars per share)		$ (0.66)	$ (0.83)	[1]	$ (0.67)
As Previously Reported [member]
Disclosure of restatement of prior year comparatives [Line Items]
Revenue			$ 58,124
Cost of sales			(42,001)
Gross profit			16,123
Research and development expenses			(15,827)
Selling, general and administrative expenses			(35,498)
Restructuring and acquisition costs			(13,038)
Share based payment expenses			(841)
Impairment charge			(4,670)
Operating loss before finance expense			(53,751)
Non-cash change in fair value of contingent consideration			(6,740)
Non-cash contingent value rights finance expense			(1,511)
Net finance expense - other			(4,759)
Loss on ordinary activities before taxation			(66,761)
Tax credit on loss on ordinary activities			1,226
Loss for the year attributable to the equity holders of the Company			(65,535)
Exchange translation differences which may be reclassified through profit or loss			781
Total other comprehensive (loss)/income			781
Total comprehensive loss for the year attributable to the equity holders of the Company			$ (64,754)
Loss per share [Abstract]
Loss per share - basic and diluted, attributable to ordinary equity holders of the parent (US$) (in dollars per share)			$ (0.86)
Adjustments [Member]
Disclosure of restatement of prior year comparatives [Line Items]
Revenue			$ 0
Cost of sales	[2]		3,268
Gross profit			3,268
Research and development expenses			0
Selling, general and administrative expenses			0
Restructuring and acquisition costs			0
Share based payment expenses			0
Impairment charge			0
Operating loss before finance expense			3,268
Non-cash change in fair value of contingent consideration			0
Non-cash contingent value rights finance expense			0
Net finance expense - other			0
Loss on ordinary activities before taxation			3,268
Tax credit on loss on ordinary activities	[3]		(731)
Loss for the year attributable to the equity holders of the Company			2,537
Exchange translation differences which may be reclassified through profit or loss			(26)
Total other comprehensive (loss)/income			(26)
Total comprehensive loss for the year attributable to the equity holders of the Company			$ 2,511
Loss per share [Abstract]
Loss per share - basic and diluted, attributable to ordinary equity holders of the parent (US$) (in dollars per share)			$ 0

[1]	see Note 27
[2]	Cost of sales has been adjusted for the impact on the non-cash amortization of inventory fair value step-up and acquired intangibles, for the period from the date of acquisition to the year end, as a result of the update to acquired inventory and intangible fair values following the finalization of acquisition accounting for the Aegerion acquisition. See Note 27b and 27d, above, for further detail on the fair value adjustments to acquired inventory and intangible.
[3]	As a result of a change in the measurement of the deferred tax liability at the acquisition date, there was a non-cash adjustment to the tax charge for the period from the date of acquisition to the year end.